Share Based Payment - Additional Information (Details) SFr / shares in Units, SFr in Thousands		12 Months Ended
		Dec. 31, 2023 CHF (SFr) shares SFr / shares		Dec. 31, 2023 CHF (SFr) $ / shares SFr / shares shares	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2022 CHF (SFr) $ / shares shares	Dec. 31, 2021 CHF (SFr) shares SFr / shares	Dec. 31, 2021 CHF (SFr) $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares, granted | shares	[2]	1,614,000	[1]		629,295		341,794
Expenses for share based payments		SFr 3,600			SFr 800		SFr 300
Number of Options, Exercised | shares	[2]	112,942	[3]		61,163
Reserve for share-based payment		SFr 6,379		SFr 6,379	SFr 2,771	SFr 2,771	SFr 2,000	SFr 2,000
Weighted average grant date fair value per share | (per share)		SFr 5.24		SFr 5.83	SFr 1.66	SFr 1.74	SFr 1.26	SFr 1.38
Reserve of share-based payments		SFr 6,379		SFr 6,379	SFr 2,771	SFr 2,771	SFr 2,000	SFr 2,000
Exercise prices of the outstanding options | SFr / shares		SFr 0.01		SFr 0.01
Weighted average remaining contractual life of options outstanding		8 years			7 years
Total expense from share-based payment		SFr 3,600			SFr 800		SFr 300
Weighted Average Exercise Price, Granted | SFr / shares	[2]	SFr 7.49	[1]		SFr 2.98		SFr 2.36
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price | (per share)		SFr 5.24		SFr 5.83
Weighted average remaining contractual life of SARs outstanding		8 years
Restricted Stock Awards
Disclosure of range of exercise prices of outstanding share options [line items]
Expenses for share based payments		SFr 0			SFr 0		SFr 1,000
Total expense from share-based payment		SFr 0			SFr 0		SFr 1,000
Restricted Stock
Disclosure of range of exercise prices of outstanding share options [line items]
Number of restricted stocks not subject to repurchase | shares		1,088,838		1,088,838	934,044	934,044	710,338	710,338
2023 Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Restricted stock awards | shares		0			0
Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		1 year
Exercise prices of the outstanding options | SFr / shares		SFr 1.84		SFr 1.84
Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period		4 years
Exercise prices of the outstanding options | SFr / shares		SFr 11.66		SFr 11.66

[1]	Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Business Combination and Financing Activities for further details.
[2]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
[3]	Forfeited amount includes earnout options forfeited during the year ended December 31, 2023. No SARs have been exercised or forfeited during the year ended December 31, 2023.